Off-Balance Sheet Exposure (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025
Off-Balance Sheet Exposure [Abstract]
Credit facility amount	$ 1,000	$ 1,000
Line of credit expiration term			30 months
Line of credit facility expiration date			Apr. 05, 2023
Credit facility intellectual property rights interest rate			10.00%
Line Of credit facility terminated term				30 days
Off-balance sheet exposure